1. NATURE OF OPERATIONS AND GOING CONCERN (Details)	12 Months Ended
Dec. 31, 2018
Name of reporting entity or other means of identification	Avricore Health Inc.
Legal form of entity	incorporated
Domicile of entity	British Columbia
Entity Incorporation, Date of Incorporation	May 30, 2000
Entity Address, Address Line One	810 - 789 West Pender Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 1H2
Description of nature of entity's operations and principal activities	The Company’s operations consist of the marketing and distribution of generic and over-the-counter (“OTC”) pharmaceuticals
TSX Venture Exchange
Trading Symbol	AVCR
OTCIQ Market
Trading Symbol	NUVPF